Compensation Plans (Tables)	12 Months Ended
Nov. 30, 2013
Text Block [Abstract]
TBS and PBS Awards' Activity
During the year ended November 30, 2013, TBS and PBS awards' activity was as follows:

	TBS Awards		PBS Awards
	Shares	Weighted-Average Grant Date Fair Value	Shares	Weighted-Average Grant Date Fair Value
Outstanding at November 30, 2012	3,061,883	$35.89	313,707	$36.08
Granted	1,253,441	$37.82	239,195	$35.68
Vested	(1,171,870)	$35.00	(29,432)	$36.10
Forfeited	(116,753)	$36.71	(12,631)	$35.19
Outstanding at November 30, 2013	3,026,701	$37.01	510,839	$35.91

Summary of Carnival Corporation and Carnival plc Stock Option Activity
A combined summary of Carnival Corporation and Carnival plc stock option activity during the year ended November 30, 2013 related to stock options previously granted was as follows:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value (a)
			(in years)	(in millions)
Outstanding at November 30, 2012	8,128,215	$47.72
Exercised	(642,951)	$33.15
Forfeited or expired	(3,563,092)	$49.94
Outstanding and exercisable at November 30, 2013	3,922,172	$48.42	0.9	$—

(a)	The aggregate intrinsic value represents the amount by which the fair value of underlying stock exceeds the option exercise price at November 30, 2013.